Accounts Receivable, Net	3 Months Ended	12 Months Ended
	Mar. 31, 2025	Dec. 31, 2024
Accounts Receivable, Net [Abstract]
Accounts receivable, net

Note 6 — Accounts receivable, net

Accounts receivable consisted of the following as of the date indicated:

	As of March 31, 2025	As of December 31, 2024
Accounts receivable	$2,669,442	$2,744,118
Less: allowance for credit losses	(926,298)	(915,074)
Subtotal accounts receivable, net	1,743,144	1,829,044

Accounts receivable - related party	$862,382	$1,092,960
Less: allowance for credit losses – related party	(128,570)	(116,511)
Subtotal accounts receivable – related party, net	$733,812	$976,449

Total accounts receivable	$3,531,824	$3,837,078
Total allowance for credit losses	(1,054,868)	(1,031,585)
Total accounts receivable, net	$2,476,956	$2,805,493

Provision (recovery) for credit losses were $23,283 and $(10,215) for the three months ended March 31,2025 and 2024, respectively.

Movement of allowance:

Movement of allowance for expected credit losses (including related party) consisted of the following as of the date indicated:

	March 31, 2025	December 31, 2024
Beginning balance	$1,031,585	$669,974
Addition	23,283	408,569
Write-off	-	(46,958)
Ending balance	$1,054,868	$1,031,585

Note 6 — Accounts receivable, net

Accounts receivable consisted of the following as of the date indicated:

	As of December 31, 2024	As of December 31, 2023
Accounts receivable	$2,744,118	$1,906,222
Less: allowance for credit losses	(915,074)	(669,974)
Subtotal accounts receivable, net	1,829,044	1,236,248
Accounts receivable - related party	1,092,960	305,669
Less: allowance for credit losses – related party	(116,511)	-
Subtotal accounts receivable – related party, net	976,449	305,669
Total accounts receivable, net	$2,805,493	$1,541,917

Provision for credit losses were $408,569 and $907,021 for the years ended December 31, 2024 and 2023, respectively.

Movement of allowance:

Movement of allowance for expected credit losses (including related party) consisted of the following as of the date indicated:

	December 31, 2024	December 31, 2023
Beginning balance	$669,974	$259,690
Addition	408,569	907,021
Write-off	(46,958)	(496,737)
Ending balance	$1,031,585	$669,974